Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent Events

14. Subsequent Events

For its consolidated financial statements as of December 31, 2017 and for the year then ended, the Company evaluated subsequent events through February 27, 2018, the date on which those financial statements were issued, and, with respect to the reverse share split described below, through May 14, 2018.

Sale of Series C Preferred Shares

In February 2018, the Company issued and sold 12,784,601 Series C preferred shares at an issuance price of $15.6438 per share for proceeds of $190,822, net of issuance costs of $9,178.

The rights and preferences of the Series C preferred shares are substantially similar to the Company's Preferred Shares. Each Series C preferred share shall be convertible, at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder thereof, in such manner as is permitted by Bermuda law, into such number of fully paid and non-assessable Class A common shares as is determined by dividing the Series C original issue price by the Series C conversion price, each initially equal to $15.6438, in effect at the time of conversion. In the event of a mandatory conversion of Series C preferred shares as a result of a Qualified IPO, holders of Series C preferred shares may elect to receive Class Al common shares in lieu of Class A common shares.

In February 2018, in connection with the Company's sale of Series C preferred shares, the Company amended and restated its Amended Bye-Laws to increase the total number of authorized shares of all classes of capital stock to 44,746,463 shares, consisting of 35,670,093 preferred shares, 5,507,938 Class A common shares and 3,568,353 Class B common shares.

Reverse Share Split

On May 11, 2018, the Company effected a 1-for-2.73235 reverse share split of its authorized, designated, issued and outstanding common shares and Preferred Shares. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse share split.